26. EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 1
Present value of defined benefit obligation	R$ 3,077,849	R$ 2,872,442	R$ 2,430,381
Fair value of plan assets	(3,305,356)	(3,193,493)	R$ (2,684,736)
Deficit (Surplus)	(227,507)	(321,051)
Restriction to actuarial assets due to recovery limitation	158,163	229,201
Liabilities (Assets), net	(69,344)	(91,850)
Liabilities	41,937	28,004
Assets	(111,281)	(119,854)
(Assets) liabilities recognized in the balance sheet	R$ (69,344)	R$ (91,850)